Note 1 - Description of Plan 2 (Details Textual) - EBP 27-1560715 001 [Member] - Maximum [Member]	12 Months Ended
Dec. 31, 2025
EBP, Note Receivable From Participant, Term (Year)	5 years
Investment, Identifier [Axis]: ParticipantPlansPrimaryResidenceMember
EBP, Note Receivable From Participant, Term (Year)	10 years